Employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2018
Employee benefit plans
Net periodic benefit cost for defined benefit plans

	Millions of yen
	Year ended March 31
	2016	2017	2018
Service cost	¥8,253	¥8,909	¥9,565
Interest cost	2,092	1,444	2,258
Expected return on plan assets	(6,064)	(6,004)	(6,066)
Amortization of net actuarial losses	1,456	2,867	2,979
Amortization of prior service cost	(1,148)	(1,090)	(1,061)

Net periodic benefit cost	¥4,589	¥6,126	¥7,675

Reconciliation of changes in projected benefit obligation and fair value of plan assets

	Millions of yen
	As of or for the year ended March 31
	2017	2018
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥253,292	¥269,736
Service cost	8,909	9,565
Interest cost	1,444	2,258
Actuarial gain	16,367	17,004
Benefits paid	(10,285)	(10,581)
Acquisition, divestitures and other	9	1

Projected benefit obligation at end of year	¥269,736	¥287,983

Change in plan assets:
Fair value of plan assets at beginning of year	¥232,027	¥233,945
Actual return on plan assets	6,754	5,128
Employer contributions	4,124	4,139
Benefits paid	(8,960)	(9,162)

Fair value of plan assets at end of year	¥233,945	¥234,050

Funded status at end of year	(35,791)	(53,933)

Amounts recognized in the consolidated balance sheets	¥(35,791)	¥(53,933)

Projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets

	Millions of yen
	March 31
	2017	2018
Plans with ABO in excess of plan assets:
PBO	¥36,587	¥53,933
ABO	36,587	53,933
Fair value of plan assets	—	—
Plans with PBO in excess of plan assets:
PBO	¥36,587	¥53,933
ABO	36,587	53,933
Fair value of plan assets	—	—

Amounts in accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost

Millions of yen
For the year ended March 31, 2018
Net actuarial loss	¥84,903
Net prior service cost	(6,649)

Total	¥78,254

Amounts in accumulated other comprehensive income, pre-tax, expected to be recognized as components of net periodic benefit cost over next fiscal year

Millions of yen
For the year ending March 31, 2019
Net actuarial loss	¥3,814
Net prior service cost	(1,148)

Total	¥2,666

Schedule of weighted-average assumptions used to determine PBO

	March 31
	2017	2018
Discount rate	0.9%	0.8%
Rate of increase in compensation levels	2.5%	1.7%

Weighted-average assumptions used to determine net periodic benefit costs

	Year ended March 31
	2016	2017	2018
Discount rate	0.9%	0.6%	0.9%
Rate of increase in compensation levels	2.5%	2.5%	2.5%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%

Information about plan assets at fair value

	Millions of yen
	March 31, 2017
	Level 1	Level 2	Level 3	Balance as of March 31, 2017
Pension plan assets:
Equities	¥24,375	¥—	¥—	¥24,375
Private equity investments	—	—	6,785	6,785
Japanese government securities	53,270	—	—	53,270
Bank and corporate debt securities	2,389	1,932	—	4,321
Investment trust funds and other(1)	—	9,816	50,424	60,240
Life insurance company general accounts	—	53,098	—	53,098
Other assets	—	31,856	—	31,856

Total	¥80,034	¥96,702	¥57,209	¥233,945

	Millions of yen
	March 31, 2018
	Level 1	Level 2	Level 3	Balance as of March 31, 2018
Pension plan assets:
Equities	¥27,001	¥—	¥—	¥27,001
Private equity investments	—	2,473	3,639	6,112
Japanese government securities	40,938	—	—	40,938
Bank and corporate debt securities	2,351	2,218	—	4,569
Investment trust funds and other(1)	—	6,291	54,625	60,916
Life insurance company general accounts	—	53,835	—	53,835
Other assets	—	40,679	—	40,679

Total	¥70,290	¥105,496	¥58,264	¥234,050

(1)	Includes hedge funds and real estate funds.

Information about plan assets for which Level 3 inputs are utilized to determine fair value

	Millions of yen
	Year ended March 31, 2017
	Balance as of April 1, 2016	Unrealized and realized gains / loss	Purchases / sales and other settlement	Balance as of March 31, 2017
Private equity investments	¥7,510	¥353	¥(1,078)	¥6,785
Investment trust funds and other	47,699	1,155	1,570	50,424

Total	¥55,209	¥1,508	¥492	¥57,209

	Millions of yen
	Year ended March 31, 2018
	Balance as of April 1, 2017	Unrealized and realized gains / loss	Purchases / sales and other settlement	Balance as of March 31, 2018
Private equity investments	¥6,785	¥(657)	¥(2,489)	¥3,639
Investment trust funds and other	50,424	234	3,967	54,625

Total	¥57,209	¥(423)	¥1,478	¥58,264

Expected benefit payments

Year ending March 31	Millions of yen
2019	¥11,396
2020	10,461
2021	10,194
2022	10,335
2023	10,665
2024-2028	57,481